POMONA INVESTMENT FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2022 (UNAUDITED)

	Geographic	Acquisition
Private Equity Investments (99.67%)(a)(b)	Region(c)	Date	Fair Value
Direct Investments/Co-Investments (4.70%)
BSV Opportunities B,F.C.R.E(d)	Europe	12/16/2021	$6,766,826
Dyal V Nimbus Cayman (B), L.P.	North America	09/10/2021	6,025,298
Dyal V Nimbus U.S. (A), LLC	North America	09/10/2021	5,132,745
Investcorp Aspen Offshore Fund, L.P.	Rest of World	07/01/2019	8,058,498
Roark Capital Partners II Sidecar, L.P.	North America	10/18/2018	1,515,204
Total Direct Investments/Co-Investments			27,498,571

Primary Investments (4.90%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P.	Europe	04/11/2019	3,165,793
Accel-KKR Growth Capital Partners IV, L.P.(d)	North America	12/17/2021	100,516
Berkshire Fund X-A, L.P.(d)	North America	09/22/2020	1,862,254
CB Offshore Equity X, L.P.(d)	North America	11/20/2020	926,000
Clearlake Capital Partners VII (USTE), L.P.	North America	09/17/2021	1,489,454
Dyal V Offshore Investors, L.P.	North America	09/20/2021	2,892,018
Genstar Capital Partners X, L.P.(d)	North America	04/01/2021	1,054,077
Green Equity Investors Side IX, L.P.(d)	North America	03/01/2022	–
Hellman & Friedman Capital Partners IX (Parallel), L.P.	North America	09/28/2018	2,352,686
Hellman & Friedman Capital Partners X (Parallel), L.P.(d)	North America	05/10/2021	2,524,090
Roark Capital Partners V (TE), L.P.	North America	04/30/2018	5,478,980
Roark Capital Partners VI (TE), L.P.(d)	North America	01/28/2022	1,147,389
TA XIV-B, L.P.(d)	North America	05/27/2021	1,212,201
The Veritas Capital Fund VII, L.P.(d)	North America	10/10/2019	3,771,083
The Veritas Capital Fund VIII, L.P.(d)	North America	03/16/2022	–
Thoma Bravo Explore Fund II-A, L.P.(d)	North America	02/03/2022	–
Thoma Bravo Fund XV-A, L.P.(d)	North America	06/10/2022	715,985
Vista Equity Partners Fund VIII-A, L.P.(d)	North America	04/27/2022	(3,347)
Total Primary Investments			28,689,179

Seasoned Primary Investments (6.95%)
Aerospace, Transportation and Logistics Fund II, L.P.(d)	North America	03/31/2019	1,367,472
Avista Capital Partners (Offshore) IV, L.P.	North America	12/01/2017	354,048
Gryphon Partners IV, L.P.(d)	North America	06/08/2016	6,047,428
Gryphon Partners VI-A, L.P.	North America	12/17/2021	5,047,482
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.	North America	10/26/2021	2,557,516
Ironsides Offshore Direct Investment Fund V, L.P.(d)	North America	12/31/2019	4,349,517
L Catterton IX, L.P.(d)	North America	03/09/2021	5,088,259
Merit Mezzanine Fund VI, L.P.	North America	03/02/2018	2,117,375
OceanSound Partners Fund, L.P.(d)	North America	01/31/2022	5,275,074
Sorenson Capital Partners IV-B, L.P.(d)	North America	01/11/2022	4,308,865
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	4,171,837
Total Seasoned Primary Investments			40,684,873

Secondary Investments (83.12%)
ABRY Partners V, L.P.(d)	North America	12/31/2018	4,335
Accel-KKR Capital Partners CV III, L.P.(d)	North America	06/30/2021	3,370,031
Accel-KKR Capital Partners III, L.P.(d)	North America	06/30/2021	17,489
Advent International GPE VI-A Limited Partnership(d)	North America	03/31/2021	156,119
Advent International GPE VII-B Limited Partnership(d)	North America	06/30/2015	760,920
Advent International GPE VIII-B-2, L.P.(d)	North America	03/31/2022	3,062,232

	Geographic	Acquisition
Private Equity Investments (99.67%)(a)(b) (continued)	Region(c)	Date	Fair Value
Secondary Investments (83.12%) (continued)
Advent International GPE VIII-C Limited Partnership(d)	North America	12/31/2019	$2,237,645
American Securities Partners V, L.P.(d)	North America	03/31/2022	6,550
American Securities Partners VI, L.P.(d)	North America	03/31/2022	1,515,420
AP VIII Private Investors Offshore (USD), L.P.	North America	06/30/2017	80,021
AP VIII Private Investors, LLC	Europe	06/28/2019	1,609,652
Apax Europe VI - A, L.P.(d)	Europe	12/30/2016	249,415
Apax Europe VII, L.P.(d)	Europe	03/31/2021	48,820
Apollo Investment Fund VI, L.P.(d)	North America	12/31/2018	68,116
Apollo Investment Fund VII, L.P.	North America	09/29/2017	23,652
Ares Corporate Opportunities Fund III, L.P.(d)	North America	12/31/2019	93,029
Artiman Ventures III, L.P.(d)	North America	03/31/2021	692,360
Astorg VI SLP(d)	Europe	03/31/2022	2,553,023
Astorg VII SLP(d)	Europe	03/31/2022	7,758,108
Atlas Capital Resources, L.P.	North America	06/30/2021	3,074,610
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	580,484
Audax Private Equity Fund Aspen CF, L.P.(d)	North America	03/24/2022	3,214,828
Audax Private Equity Fund II, L.P.(d)	North America	12/31/2018	26,022
Audax Private Equity Fund III, L.P.(d)	North America	09/30/2015	221,901
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	12,957
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	331,526
Avista Capital Partners (Offshore) II, L.P.(d)	North America	12/31/2019	408,060
Avista Capital Partners III, L.P.(d)	North America	12/31/2019	52,977
Avista Healthcare Partners, L.P.(d)	North America	12/31/2019	198,667
Bain Capital Asia Fund II, L.P.(d)	North America	12/31/2019	2,137,399
Bain Capital Distressed and Special Situations 2013 E, L.P.(d)	North America	06/30/2015	111,283
Bain Capital Europe Fund III, L.P.(d)	North America	12/30/2016	207,901
Bain Capital Fund VII, L.P.(d)	North America	12/29/2017	6,150,585
Bain Capital Fund X, L.P.(d)	North America	12/30/2015	1,976,008
Bain Capital VII Coinvestment Fund, L.P.(d)	North America	12/29/2017	82,405
BC Asia III Private Investors, L.P.(d)	North America	06/30/2020	2,265,718
BC Europe IV Private Investors, L.P.(d)	North America	06/30/2020	1,487,083
BC European Capital IX-8, L.P.(d)	Europe	12/31/2020	1,092,387
BC Life Sciences Private Investors, L.P.(d)	North America	06/30/2020	2,013,657
BC XI Private Investor, L.P.	North America	06/30/2020	2,210,688
BC XII Private Investors, L.P.	North America	06/30/2020	4,219,635
BCP V-S, L.P.(d)	North America	09/29/2017	(23)
Berkshire Fund IX, L.P.	North America	09/03/2021	10,916,394
Berkshire Fund VI, Limited Partnership(d)	North America	12/31/2018	4,563,502
Berkshire Fund VII, L.P.(d)	North America	12/31/2018	219,637
Berkshire Fund VIII (IND), L.P.	North America	09/03/2021	7,735,533
Blackstone Capital Partners V, L.P.(d)	North America	09/29/2017	34,646
Bridgepoint Europe IV, L.P.	Europe	03/31/2021	210,441
Carlyle Partners V, L.P.(d)	North America	12/31/2019	145,925
Carlyle US Equity Opportunity Fund II, L.P.(d)	North America	06/30/2022	1,666,694
Catterton Growth Partners, L.P.(d)	North America	06/30/2021	1,002,994
CD&R Value Building Partners I, L.P.(d)	North America	12/02/2021	8,944,485
CDRF8 Private Investors, LLC(d)	North America	06/30/2017	232,176
Centerbridge Seaport Acquisition Fund, L.P.(d)	North America	05/03/2022	8,800,000
Cerberus Institutional Partners L.P. - Series Four(d)	North America	12/30/2016	151,207
Charlesbank Equity Fund IX, Limited Partnership	North America	03/31/2022	3,733,000
Charlesbank Equity Fund VIII, Limited Partnership	North America	03/31/2022	1,459,000
Charterhouse Capital Partners IX, L.P.(d)	Europe	12/31/2021	80,908
CHP III, L.P.(d)	North America	09/29/2017	310,000
CI Capital Investors II, L.P.(d)	North America	12/31/2019	158,311
CI Capital Investors III, L.P.(d)	North America	12/31/2019	1,227,744
Clayton, Dubilier & Rice Fund IX, L.P.(d)	North America	06/30/2022	6,331,198

	Geographic	Acquisition
Private Equity Investments (99.67%)(a)(b) (continued)	Region(c)	Date	Fair Value
Secondary Investments (83.12%) (continued)
Clayton, Dubilier & Rice Fund XI, L.P.(d)	North America	06/30/2022	$1,041,819
Clearlake Capital Partners IV, L.P.	North America	12/31/2019	1,958,045
Clearlake Opportunities Partners (P-Offshore) L.P(d)	North America	12/31/2019	943,040
Coller International Partners VI, L.P.(d)	Europe	12/31/2021	519,497
Comvest Capital II International (Cayman), L.P.	North America	06/29/2018	376,319
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	850,580
Court Square Capital Partners (Offshore) III, L.P.	North America	12/31/2020	1,076,995
DCM IV, L.P.(d)	North America	06/30/2015	93,797
DCM V, L.P.(d)	North America	06/30/2015	293,082
DCM VI, L.P.(d)	North America	06/30/2015	714,040
Dyal US Investors, L.P.(d)	North America	03/31/2022	1,733,456
Endeavour Capital Fund V, L.P.(d)	North America	03/31/2021	–
Energy Capital Partners II-C, L.P.(d)	North America	03/31/2021	4,378
EQT VI (No.1) Limited Partnership(d)	Europe	12/31/2021	6,971
EQT VII (No.1) Limited Partnership(d)	Europe	12/31/2020	657,518
EQT VIII (No.1) SCSp(d)	Europe	12/31/2020	1,623,234
Equistone Partners Europe Fund IV, L.P.(d)	Europe	12/31/2021	1,369,474
Fifth Cinven Fund (No.3) Limited Partnership(d)	Europe	12/31/2021	2,629,903
Five Arrows Florence Continuation Fund SCSp(d)	North America	05/05/2022	8,093,750
Francisco Partners II, L.P.(d)	North America	12/31/2018	219,171
FSN Capital IV, L.P.(d)	Europe	12/31/2019	112,489
General Atlantic Investment Partners 2013, L.P.	North America	12/31/2019	2,631,032
Genstar Capital Partners V, L.P.(d)	North America	03/31/2022	280,292
Genstar Capital Partners VI, L.P.(d)	North America	03/31/2022	1,294,996
Genstar Capital Partners VII (EU), L.P.(d)	North America	12/31/2020	825,361
Genstar Capital Partners VII, L.P.(d)	North America	03/31/2022	7,183,013
Genstar Capital Partners VIII BL (EU), L.P.(d)	North America	12/31/2020	2,678,583
Genstar VIII Opportunities Fund I (EU), L.P.(d)	North America	12/31/2020	1,825,912
GESD Investors II, L.P.(d)	North America	09/29/2017	61,869
Green Equity Investors CF II, L.P.(d)	North America	11/30/2021	1,251,777
Green Equity Investors CF, L.P.(d)	North America	04/26/2021	2,925,983
Green Equity Investors Side VI, L.P.(d)	North America	06/30/2021	5,618,001
Green Equity Investors V, L.P.(d)	North America	09/29/2017	246,229
Gridiron Capital Fund II, L.P.	North America	12/31/2019	837,774
Gridiron Energy Feeder I, L.P.(d)	North America	05/10/2017	2,464,440
Gryphon Co-Invest Fund IV, L.P.	North America	12/31/2020	300,169
Gryphon Partners 3.5, L.P.	North America	12/31/2020	151,832
Gryphon Partners IV, L.P.	North America	12/31/2020	1,860,747
Gryphon Partners V-A, L.P.(d)	North America	12/31/2020	2,669,497
GS Capital Partners VI Parallel, L.P.(d)	North America	12/31/2019	52,852
GSO Capital Opportunities Overseas Fund, L.P.(d)	North America	12/30/2015	64,188
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	44,925
GTCR Fund X/C, L.P.(d)	North America	12/31/2021	13,226
H&F Arrow 2, L.P.(d)	North America	04/13/2021	2,086,461
H&F Executives IX, L.P.(d)	North America	09/30/2020	2,935,424
H&F Executives VIII, L.P.(d)	North America	09/30/2020	3,498,738
H.I.G. Bayside Debt & LBO Fund II, L.P.(d)	North America	12/31/2018	538,389
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.	North America	03/31/2021	138,582
H.I.G. Capital Partners IV, L.P.	North America	12/31/2018	443,991
Halifax Capital Partners IV, L.P.	North America	03/31/2022	4,750,000
Hamilton Lane-Carpenters Partnership Fund IV, L.P.(d)	North America	03/31/2022	16,492,473
Hamilton Lane-Carpenters Partnership Fund V, L.P.(d)	North America	03/31/2022	5,856,685
Hellman & Friedman Capital Partners VI, L.P.(d)	North America	03/31/2019	176,204
Hellman & Friedman Capital Partners VII (Parallel), L.P.(d)	North America	06/28/2019	1,199,328
Hellman & Friedman Capital Partners VII, L.P.(d)	North America	06/30/2021	838,346
HFCP VII (Parallel-A), L.P.	North America	09/30/2021	419,792

	Geographic	Acquisition
Private Equity Investments (99.67%)(a)(b) (continued)	Region(c)	Date	Fair Value
Secondary Investments (83.12%) (continued)
HgCapital 5, L.P.(d)	Europe	12/31/2018	$543
HPE Continuation Fund I C.V.(d)	Europe	05/27/2021	4,013,608
Icon Partners II, L.P.	North America	04/27/2021	333,829
Icon Partners III, L.P.(d)	North America	05/10/2021	3,918,581
Insight Equity I, L.P.(d)	North America	12/31/2018	8,524
Insight Equity II, L.P.(d)	North America	12/31/2018	379,993
Insight Partners Continuation Fund, L.P.(d)	North America	08/14/2019	9,122,782
Insight Venture Partners (Cayman) IX, L.P.(d)	North America	09/30/2019	2,790,210
Insight Venture Partners (Cayman) VIII, L.P.	North America	09/30/2019	1,644,830
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.	North America	09/30/2019	335,560
Insight Venture Partners Coinvestment Fund II, L.P.(d)	North America	06/30/2015	1,115,926
Insight Venture Partners Coinvestment Fund III, L.P.(d)	North America	06/30/2015	164,456
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.(d)	North America	09/30/2019	1,012,010
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.	North America	09/30/2019	64,151
Insight Venture Partners IX, L.P.	North America	09/30/2019	72,263
Insight Venture Partners VII, L.P.(d)	North America	06/30/2015	2,196,464
Insight Venture Partners VIII (Co-Investors), L.P.	North America	12/31/2019	196,715
Insight Venture Partners VIII, L.P.	North America	06/30/2015	2,511,756
JMI Equity Fund VI, L.P.	North America	09/29/2017	11,584
Kelso Investment Associates IX, L.P.(d)	North America	03/31/2022	2,376,774
Kelso Investment Associates VIII, L.P.(d)	North America	09/29/2017	610,226
KKR 2006 Fund, L.P.	North America	09/29/2017	53,651
KKR 2006 Private Investors Offshore, L.P.(d)	North America	06/30/2017	227,835
KKR Americas Fund XII, L.P.	North America	03/31/2021	3,575,517
KKR China Growth Fund, L.P.(d)	North America	12/31/2021	581,471
KKR North America Fund XI, L.P.	North America	12/31/2021	1,568,089
KPS Special Situations Fund III (Supplemental Feeder), Ltd.(d)	North America	09/29/2017	16,817
KPS Special Situations Fund III, L.P.(d)	North America	09/29/2017	9,641
Lightspeed Venture Partners IX, L.P.(d)	North America	12/31/2020	3,611,662
Lion/Simba Investors, L.P.	Europe	12/21/2020	3,759,746
Littlejohn Fund III, L.P.(d)	North America	12/31/2018	22,324
Littlejohn Fund IV, L.P.(d)	North America	12/30/2015	752,421
Lovell Minnick Equity Partners III, L.P.(d)	North America	06/30/2021	1,008,809
Madison Dearborn Capital Partners VI-C, L.P.	North America	03/31/2021	185,191
Madison Dearborn Capital Partners VII, L.P.(d)	North America	03/31/2022	8,523,726
Madison International Real Estate Liquidity Fund V(d)	North America	06/30/2015	2,895
Marlin Equity III, L.P.(d)	North America	06/30/2021	45,455
Mason Wells Buyout Fund III Limited Partnership(d)	North America	03/31/2021	25,211
MDP Fund, L.P.(d)	Europe	06/30/2015	71,764
Merchant Banking Partners IV, L.P.(d)	North America	09/29/2017	14,020
Montagu+ SCSp(d)	Europe	11/10/2021	7,691,297
Montreux Equity Partners IV, L.P.(d)	North America	09/29/2017	412,372
MPE Partners II, L.P.	North America	06/28/2019	1,303,979
MSouth Equity Partners II, L.P.	North America	12/31/2019	543,741
Nautic Partners VI-A, L.P.(d)	North America	12/31/2019	753,660
Navis Asia Fund VI, L.P.	Rest of World	03/31/2021	156,286
NB SPV, L.P.(d)	North America	09/01/2021	5,000,000
New Enterprise Associates 12, Limited Partnership(d)	North America	09/29/2017	50,441
New Mountain Partners III, L.P.(d)	North America	09/29/2017	98,845
NewView Capital Fund I, L.P.(d)	North America	10/31/2018	6,931,996
North Bridge Growth Equity I, L.P.(d)	North America	12/31/2020	58,786
North Bridge Growth Equity II, L.P.(d)	North America	12/31/2020	10,744,385
Oak Investment Partners XII, Limited Partnership(d)	North America	03/31/2019	93,813
Oaktree Opportunities Fund IX (Cayman), L.P.(d)	North America	12/31/2021	1,970,495
Oaktree Opportunities Fund VIII (Cayman), L.P.	North America	12/31/2021	19,190

	Geographic	Acquisition
Private Equity Investments (99.67%)(a)(b) (continued)	Region(c)	Date	Fair Value
Secondary Investments (83.12%) (continued)
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	$62,005
Paladin III (HR), L.P.(d)	North America	09/29/2017	193,312
Pamlico Capital III, L.P.	North America	12/31/2019	2,981,646
Parthenon Investors II, L.P.(d)	North America	12/31/2018	197,827
Parthenon Investors III, L.P.	North America	12/31/2018	586,151
Pegasus WSJLL Fund, L.P.(d)	North America	12/13/2021	9,280,000
Permira IV Feeder, L.P.(d)	Europe	04/23/2020	9,755,424
Platinum Equity Capital Partners II(d)	North America	09/29/2017	168,603
PRO SPV, L.P.(d)	North America	09/01/2021	8,652,592
Providence Equity Partners IV, L.P.(d)	North America	12/30/2016	15,270
Providence Equity Partners V, L.P.(d)	North America	12/30/2016	32,949
Providence Equity Partners VI, L.P.(d)	North America	12/30/2016	1,269,221
Providence Equity Partners VII, L.P.	North America	09/29/2017	331,480
PT2-A, L.P.(d)	North America	12/16/2021	6,432,666
PTEV-A, L.P.(d)	North America	12/30/2021	3,448,392
RCF V Annex Fund, L.P.(d)	Rest of World	06/30/2021	23,600
Resource Capital Fund V, L.P.(d)	Rest of World	06/30/2021	84,039
Riverside Capital Appreciation Fund V, L.P.	North America	03/31/2021	285,241
Roark Capital Partners CF, L.P. (d)	North America	05/11/2022	–
Roark Capital Partners II, L.P.	North America	06/29/2018	1,485,004
Roark Capital Partners III, L.P.	North America	06/29/2018	1,675,091
Roark Capital Partners IV, L.P.	North America	06/29/2018	1,094,286
Samson Brunello 2, L.P.(d)	North America	02/19/2021	1,330,036
Samson Hockey 2, L.P.	North America	12/23/2020	1,848,956
Samson Shield 2, L.P.(d)	North America	12/23/2020	3,791,156
Saw Mill Capital Partners, L.P.(d)	North America	09/29/2017	65,354
Seidler Equity Partners IV, L.P.	North America	06/30/2021	1,745,327
Silver Lake Partners III, L.P.(d)	North America	12/31/2018	108,513
Silver Lake Partners V, L.P.	North America	06/30/2020	2,565,636
Sixth Cinven Fund (No. 4) Limited Partnership	Europe	06/28/2019	2,741,556
Sixth Street Opportunities Partners III (B), L.P.	North America	06/30/2015	29,420
SL SPV-2, L.P.	North America	02/14/2019	934,547
Sorenson Capital Partners III, L.P.(d)	North America	12/31/2021	12,373,852
Sterling Capital Partners IV, L.P.(d)	North America	12/31/2021	832,264
Summit Partners Growth Equity Fund VIII-B, L.P.	North America	12/31/2021	1,600,242
Summit Partners Private Equity Fund VII-A, L.P.(d)	North America	12/31/2018	434,036
Summit Ventures VI-A, L.P.(d)	North America	12/31/2018	233,621
Sun Capital Partners IV, L.P.	North America	12/31/2018	96,332
Sun Capital Partners V, L.P.	North America	12/31/2018	284,141
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	1,359,989
TA Atlantic and Pacific VI, L.P.	North America	03/31/2021	101,951
TCW/Crescent Mezzanine Partners VB, L.P.(d)	North America	12/30/2015	29,554
Tennenbaum Opportunities Fund V, LLC(d)	North America	09/29/2017	66,164
The Veritas Capital Fund III, L.P.(d)	North America	09/29/2017	2,263
The Veritas Capital Fund V, L.P.(d)	North America	06/28/2019	23,306,013
The Veritas Capital Fund VI, L.P.(d)	North America	03/31/2022	13,853,332
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)	North America	06/29/2018	2,211,281
TowerBrook Investors III, L.P.(d)	North America	12/31/2019	38,193
TPF II-A, L.P.(d)	North America	12/31/2019	9,104
TPG Growth III (A), L.P.	North America	12/31/2019	1,990,030
TPG Partners V, L.P.(d)	North America	09/29/2017	8,317
TPG Partners VI, L.P.(d)	North America	09/29/2017	787,416
TPG STAR, L.P.(d)	North America	09/29/2017	212,689
Triton Fund III, L.P.	Europe	03/31/2021	51,918
Vista Equity Partners Fund V, L.P.(d)	North America	09/28/2018	15,596,590
Warburg Pincus Global Growth, L.P.(d)	North America	06/30/2022	5,743,882

	Geographic	Acquisition
Private Equity Investments (99.67%)(a)(b) (continued)	Region(c)	Date	Fair Value
Secondary Investments (83.12%) (continued)
Warburg Pincus Private Equity XI, L.P.(d)	North America	12/31/2021	1,074,405
Warburg Pincus Private Equity XI-B, L.P.(d)	North America	03/31/2022	$4,308,136
Warburg Pincus Private Equity XII, L.P.(d)	North America	06/30/2022	6,772,397
Warburg Pincus Private Equity XII-B, L.P.(d)	North America	03/31/2022	6,777,558
Webster Equity Partners Bristol CF, L.P.(d)	North America	10/15/2021	7,090,013
Wellspring Capital Partners IV, L.P.(d)	North America	06/01/2022	60
White Deer Energy, L.P.(d)	North America	06/30/2021	61,063
Wind Point Partners AAV, L.P.(d)	North America	06/29/2021	954,367
Wind Point Partners VII-B, L.P.(d)	North America	09/29/2017	673,155
WP AUSA, L.P.(d)	North America	07/22/2019	8,236,706
Total Secondary Investments			486,434,809

Total Private Equity Investments
(Cost $520,444,029)			$583,307,432

Short-Term Investments (10.42%)	Fair Value
Money Market Funds (10.42%)
Fidelity Government Portfolio, Class I, 1.20%(e)	60,347,049
JPMorgan US Government Money Market Fund, 0.01%(e)	638,019

Total Money Market Funds	60,985,068

Total Short-Term Investments
(Cost $60,985,068)	$60,985,068

Total Investments (110.09%)
(Cost $581,429,097)	$644,292,500

Liabilities in Excess of Other Assets (-10.09%)	(59,058,530)
Net Assets (100.00%)	$585,233,970

(a)	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2022 was $520,444,029 and $583,307,432, respectively.

(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of June 30, 2022, the aggregate cost of each investment restricted to resale was: $6,544,844, $2,310,416, $3,166,371, $4,810,903, $912,217, $1,946,222, $140,144, $1,442,420, $916,381, $1,541,500, $1,768,335, $1,026,272, $–, $1,911,420, $2,725,853, $3,579,543, $1,028,429, $1,350,000, $2,538,658, $–, $–, $745,081, $–, $1,392,139, $390,084, $3,451,393, $4,764,751, $2,750,000, $2,475,863, $4,300,227, $2,356,253, $4,225,846, $3,631,082, $2,889,212, $28,494, $3,718,162, $11,589, $41,815, $1,747,809, $2,920,982, $1,647,972, $4,125, $1,149,795, $166,447, $1,981,206, $406,876, $20,004, $207,218, $298,833, $585,763, $547,290, $3,873,937, $6,339,524, $1,640,150, $1,433,742, $3,301,057, $3,942, $2,308,026, $2,154, $455,603, $202,529, $–, $370,995, $2,211,922, $13,523, $962,325, $5,516,370, $4,222,683, $49,683, $577,010, $818,430, $1,478,499, $506,356, $1,137,181, $2,220,101, $47,747, $9,439,498, $6,040,488, $992,633, $7,157,547, $444,287, $130,322, $203,464, $1,627,083, $209,397, $10,018,575, $314,006, $8,900,967, $688,460, $2,874,238, $956,897, $–, $254,866, $–, $1,811,868, $4,955,078, $959,269, $1,616,523, $616,478, $305,546, $463,350, $1,807,384, $901,020, $133,659, $1,192,677, $1,798,300, $1,061,254, $635, $24,637, $–, $916,713, $1,176,184, $582,910, $2,508,048, $8,093,750, $117,196, $127,519, $2,159,699, $212,384, $1,309,870, $774,318, $6,029,100, $1,743,956, $1,249,846, $13,778, $1,185,423, $2,048, $4,664,247, $6,539,856, $1,884,241, $1,741,331, $337,808, $163,282, $1,986,873, $2,126,265, $38,944, $261,086, $210,840, $–, $1,233,154, $2,307,270, $1,657,355, $756,539, $73,605, $1,701,939, $5,682,672, $13,175,901, $4,922,852, $311,000, $7,823,241, $656,020, $951,344, $15,508, $3,281,916, $257,535, $3,844,385, $157,636, $822,646, $5,179,717, $1,715,916, $1,316,988, $371,249, $577,528, $150,922, $708,419, $44,146, $43,615, $1,655,999, $164,062, $2,091,255, $2,477, $1,754,169, $800,503, $196,199, $156,327, $2,972,494, $239,763, $830,545, $496,027, $487,022, $2,071,441, $2,820,173, $10,272, $2,009,981, $740,734, $304,638, $7,352,233, $13,706, $29,533, $233,687, $1,884,967, $705, $6,650,126, $352,648, $–, $1,364,746, $751,526, $290,343, $5,000,000, $122,223, $1,026,522, $3,803,711, $115,171, $9,419,458, $171,384, $1,039,410, $320, $45,196, $10,226, $1,504,205, $229,506, $510,507, $8,522,915, $4,020,346, $321,272, $5,553,019, $19,151, $367,900, $3,767,171, $248,782, $6,414,863, $4,285,377, $6,023, $14,852, $141,130, $–, $810,797, $859,211, $797,643, $895,979, $903,850, $4,006,937, $675,116, $2,057,705, $890,518, $1,962,842, $1,671,580, $24,799, $493,839, $11,996,220, $956,950, $979,056, $586,313, $309,279, $243,191, $498,522, $1,097,436, $33,677, $223,457, $129,083, $364,685, $16,976,877, $14,548,349, $2,111,517, $267,492, $21,751, $1,996,919, $325,255, $1,927,737, $515,409, $276,706, $12,724,962, $4,312,665, $870,347, $3,611,204, $5,140,987, $6,292,298, $9,278,523, $2,322, $66,690, $925,725, $469,001 and $4,895,000, respectively, totaling, $520,444,029.
(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.
(d)	Non-income producing security.
(e)	The rate shown is the annualized 7-day yield as of June 30, 2022.

1. Organization

Pomona Investment Fund (the “Fund”), was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit facility with Barclays Bank PLC, Pomona Investment Fund LLC was organized as a Delaware limited liability company, and is a wholly owned subsidiary of the Fund.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Summary of Significant Accounting Policies

The Fund follows the provisions of Fair Value Measurement set forth in ASC Topic 820 (“ASC 820”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of Private Equity Investment strategies:

●	Secondary Investments refer to investments in existing Private Equity assets that are typically acquired in privately negotiated transactions.

●	Primary Investments refer to investments in newly established private equity funds.

●	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

●	Direct Investments/Co-Investments refers to investments in an operating company alongside other investors.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Adviser in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

In accordance with ASU 2015-07, the Fund is using NAV as a practical expedient. For investments that do not have readily determinable fair values and for which it is not possible to use NAV as practical expedient, such as certain Direct Investments/Co-Investments, the Fund will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
●	Discounted cash flow analysis, including a terminal value or exit multiple.
●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
●	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held.

3. Fair Value Disclosures

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

-	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2022:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments	$60,985,068	$–	$–	$60,985,068
TOTAL	$60,985,068	$–	$–	$60,985,068

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of June 30, 2022, $583,307,432 was fair valued utilizing NAV as practical expedient.

As of June 30, 2022 there were no level 3 investments held in the Fund.